Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.85%
Communication Services - 2.92%
AMC Networks, Inc.,
Class A* 55,000 $ 2,562,450
ATN International, Inc. 33,500 1,569,475
Beasley Broadcast Group,
Inc., Class A* 163,600 435,176
Consolidated
Communications
Holdings, Inc.* 199,000 1,828,810
Cumulus Media, Inc.,
Class A* 84,100 1,030,225
DallasNews Corp. 8,875 61,681
DHI Group, Inc.* 185,000 880,600
Entercom Communications
Corp.* 446,245 1,642,182
Entravision
Communications Corp.,
Class A 260,800 1,851,680
EW Scripps Co. (The),
Class A 223,166 4,030,378
Fluent, Inc.* 150,000 340,500
Gray Television, Inc. 256,200 5,846,484
Lions Gate Entertainment
Corp., Class B* 100,000 1,300,000
Marcus Corp. (The)*+ 13,350 232,957
Mediaco Holding, Inc.,
Class A* 12,992 151,487
Meredith Corp.* 130,000 7,241,000
Saga Communications,
Inc., Class A 21,761 495,063
Salem Media Group, Inc.* 1,700 6,307
SPAR Group, Inc.* 27,237 37,859
Spok Holdings, Inc. 45,000 459,900
Telephone and Data
Systems, Inc. 135,800 2,648,100
Townsquare Media, Inc.,
Class A* 129,900 1,697,793
Urban One, Inc.* 151,800 1,033,758
37,383,865
Consumer Discretionary - 14.42%
Abercrombie & Fitch Co.,
Class A* 150,000 5,644,500
Adient PLC* 105,500 4,372,975
Adtalem Global Education,
Inc.* 51,200 1,935,872
AMCON Distributing Co. 2,450 365,001
American Axle &
Manufacturing Holdings,
Inc.* 287,200 2,530,232
American Public
Education, Inc.* 47,600 1,219,036
Ark Restaurants Corp.* 12,600 195,300
Industry Company Shares Value
Consumer Discretionary (continued)
Asbury Automotive Group,
Inc.* 34,600 $ 6,807,204
Barnes & Noble Education,
Inc.*+ 57,836 577,782
Bassett Furniture
Industries, Inc. 30,400 550,544
Beazer Homes USA, Inc.* 118,500 2,044,125
Bed Bath & Beyond, Inc.*+ 128,000 2,211,200
Big 5 Sporting Goods
Corp.+ 113,700 2,619,648
Big Lots, Inc.+ 90,000 3,902,400
Biglari Holdings, Inc.,
Class B* 6,200 1,065,222
BJ's Restaurants, Inc.* 24,800 1,035,648
Bluegreen Vacations
Holding Corp.* 53,551 1,381,616
Build-A-Bear Workshop,
Inc.* 47,100 797,874
Carrols Restaurant Group,
Inc. 138,100 505,446
Cato Corp. (The), Class A 62,500 1,033,750
Century Casinos, Inc.* 72,400 975,228
Century Communities, Inc. 95,200 5,850,040
China Automotive
Systems, Inc.* 95,650 312,775
Chuy's Holdings, Inc.* 23,000 725,190
Citi Trends, Inc.* 33,840 2,468,966
Conn's, Inc.* 61,900 1,413,177
Container Store Group,
Inc. (The)* 167,650 1,596,028
Cooper-Standard
Holdings, Inc.* 19,056 417,517
Crown Crafts, Inc. 21,050 155,770
Culp, Inc. 24,000 309,120
Del Taco Restaurants, Inc. 79,900 697,527
Delta Apparel, Inc.* 29,900 816,569
Dillard's, Inc., Class A+ 55,500 9,574,860
Dixie Group, Inc. (The)* 44,950 218,457
Dover Motorsports, Inc. 94,500 228,690
Ethan Allen Interiors, Inc. 75,500 1,789,350
Ever-Glory International
Group, Inc.* 30,000 83,400
Express, Inc.* 83,500 394,120
Fiesta Restaurant Group,
Inc.* 87,500 959,000
Flanigan's Enterprises, Inc.* 2,500 66,700
Fossil Group, Inc.* 146,000 1,730,100
Full House Resorts, Inc.* 121,000 1,283,810
GameStop Corp.,
Class A*+ 25,100 4,404,297
Genesco, Inc.* 45,000 2,597,850
G-III Apparel Group, Ltd.* 141,400 4,001,620

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Golden Entertainment, Inc.* 94,500 $ 4,639,005
Good Times Restaurants,
Inc.* 106,000 542,720
Goodyear Tire & Rubber
Co. (The)* 116,322 2,058,899
Group 1 Automotive, Inc.+ 44,400 8,341,872
Guess?, Inc.+ 50,000 1,050,500
Haverty Furniture Cos., Inc. 64,400 2,170,924
Hibbett, Inc. 45,900 3,246,966
Hooker Furnishings Corp. 26,000 701,740
Lakeland Industries, Inc.*+ 25,250 530,250
Lands' End, Inc.* 92,600 2,179,804
La-Z-Boy, Inc. 60,000 1,933,800
Lazydays Holdings, Inc.*+ 41,800 892,012
Lifetime Brands, Inc. 77,650 1,412,453
Lincoln Educational
Services Corp.* 75,000 501,750
Live Ventures, Inc.* 3,200 120,896
Lumber Liquidators
Holdings, Inc.* 25,000 467,000
M/I Homes, Inc.* 85,200 4,924,560
MarineMax, Inc.* 77,000 3,736,040
Modine Manufacturing Co.* 162,800 1,844,524
Motorcar Parts of America,
Inc.* 65,000 1,267,500
Movado Group, Inc. 45,000 1,417,050
ODP Corp. (The)* 145,000 5,823,200
Perdoceo Education Corp.* 126,000 1,330,560
Rocky Brands, Inc. 30,300 1,442,583
Select Interior Concepts,
Inc., Class A* 75,800 1,093,036
Shoe Carnival, Inc. 98,200 3,183,644
Signet Jewelers, Ltd. 124,400 9,822,624
Sonic Automotive, Inc.,
Class A 106,100 5,574,494
Sportsman's Warehouse
Holdings, Inc.* 100,000 1,760,000
Strattec Security Corp.* 18,800 731,320
Superior Group of Cos.,
Inc. 74,200 1,728,118
Tandy Leather Factory, Inc.* 22,700 114,635
Tenneco, Inc., Class A* 237,000 3,381,990
Tilly's, Inc., Class A 88,300 1,237,083
TravelCenters of America,
Inc.* 61,340 3,054,119
Tri Pointe Homes, Inc.* 266,000 5,591,320
Unifi, Inc.* 64,273 1,409,507
Unique Fabricating, Inc.*+ 35,000 115,500
Vera Bradley, Inc.* 123,850 1,165,429
Vista Outdoor, Inc.* 79,687 3,212,183
VOXX International Corp.* 82,100 940,045
Weyco Group, Inc. 23,000 521,180
Industry Company Shares Value
Consumer Discretionary (continued)
Zovio, Inc.* 57,000 $ 136,230
Zumiez, Inc.* 79,800 3,172,848
184,387,449
Consumer Staples - 3.31%
Alico, Inc. 22,861 782,761
Andersons, Inc. (The) 96,900 2,987,427
Central Garden & Pet Co.,
Class A* 18,400 791,200
Coffee Holding Co., Inc.* 23,000 104,650
Edgewell Personal Care
Co. 150,300 5,455,890
Fresh Del Monte Produce,
Inc.+ 118,200 3,808,404
Ingles Markets, Inc.,
Class A 63,400 4,186,302
Lifeway Foods, Inc.* 5,000 27,950
Mannatech, Inc. 8,400 274,512
Natural Alternatives
International, Inc.* 18,100 243,988
Natural Grocers by Vitamin
Cottage, Inc. 36,100 405,042
Oil-Dri Corp. of America 17,558 614,530
Rite Aid Corp.*+ 225,500 3,202,100
Seneca Foods Corp.,
Class A* 40,100 1,933,622
SpartanNash Co.+ 110,946 2,429,717
United Natural Foods, Inc.* 221,000 10,700,820
Weis Markets, Inc. 82,325 4,326,179
42,275,094
Energy - 13.81%
Adams Resources &
Energy, Inc. 23,100 701,547
Alto Ingredients, Inc.*+ 176,900 873,886
Antero Resources Corp.* 941,900 17,717,139
Archrock, Inc. 404,000 3,333,000
Ardmore Shipping Corp.* 123,988 514,550
Berry Corp. 48,000 346,080
Bonanza Creek Energy,
Inc. 95,000 4,550,500
Bristow Group, Inc.* 76,299 2,428,597
Centennial Resource
Development, Inc.,
Class A*+ 992,500 6,649,750
Comstock Resources, Inc.* 577,800 5,980,230
CONSOL Energy, Inc.* 122,900 3,197,858
CVR Energy, Inc. 222,000 3,698,520
Dawson Geophysical Co.* 118,000 293,820
DHT Holdings, Inc. 572,322 3,737,263
Dorian LPG, Ltd. 161,300 2,001,733

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Earthstone Energy, Inc.,
Class A* 194,000 $ 1,784,800
Epsilon Energy, Ltd.*+ 90,000 579,600
Forum Energy
Technologies, Inc.* 9,000 202,860
Frontline, Ltd.+ 413,200 3,871,684
Geospace Technologies
Corp.* 75,000 716,250
Golar LNG, Ltd.* 293,000 3,800,210
Goodrich Petroleum Corp.* 37,300 882,518
Green Plains, Inc.*+ 95,200 3,108,280
Hallador Energy Co.* 130,000 384,800
Helix Energy Solutions
Group, Inc.* 496,000 1,924,480
International Seaways,
Inc.+ 112,590 2,051,390
Liberty Oilfield Services,
Inc., Class A* 248,700 3,016,731
Mammoth Energy
Services, Inc.*+ 121,400 353,274
Murphy Oil Corp. 175,000 4,369,750
Nabors Industries, Ltd.* 32,200 3,106,656
NACCO Industries, Inc.,
Class A 20,445 610,079
National Energy Services
Reunited Corp.* 278,700 3,489,324
Natural Gas Services
Group, Inc.* 60,152 624,378
Navigator Holdings, Ltd.* 30,000 267,000
Navios Maritime
Acquisition Corp. 74,700 306,270
Newpark Resources, Inc.* 191,700 632,610
Nine Energy Service, Inc.* 35,000 64,050
Nordic American Tankers,
Ltd.+ 586,700 1,501,952
Oil States International,
Inc.* 53,400 341,226
Overseas Shipholding
Group, Inc., Class A* 593,300 1,234,064
Par Pacific Holdings, Inc.* 159,100 2,501,052
Patterson-UTI Energy, Inc. 564,000 5,076,000
PBF Energy, Inc., Class A* 25,000 324,250
PDC Energy, Inc. 44,600 2,113,594
Penn Virginia Corp.*+ 49,500 1,320,165
PHX Minerals, Inc. 40,000 122,400
ProPetro Holding Corp.* 242,500 2,097,625
Range Resources Corp.* 315,000 7,128,450
Ranger Energy Services,
Inc.* 38,400 353,280
Renewable Energy Group,
Inc.*+ 96,885 4,863,627
Ring Energy, Inc.*+ 294,000 867,300
Industry Company Shares Value
Energy (continued)
RPC, Inc.* 555,000 $ 2,697,300
SandRidge Energy, Inc.* 130,050 1,691,951
Scorpio Tankers, Inc.+ 139,467 2,585,718
Select Energy Services,
Inc., Class A* 152,500 791,475
SM Energy Co. 243,000 6,410,340
Smart Sand, Inc.*+ 132,000 323,400
Solaris Oilfield
Infrastructure, Inc.,
Class A 107,900 899,886
Southwestern Energy Co.* 1,917,123 10,620,861
Talos Energy, Inc.* 228,400 3,145,068
Teekay Corp.*+ 390,000 1,427,400
Teekay Tankers, Ltd.,
Class A* 103,625 1,505,671
TETRA Technologies, Inc.* 134,600 419,952
Transocean, Ltd.*+ 1,441,000 5,461,390
US Silica Holdings, Inc.* 235,000 1,877,650
VAALCO Energy, Inc.* 400,000 1,176,000
Weatherford International
PLC* 207,000 4,071,690
Whiting Petroleum Corp.* 84,500 4,935,645
World Fuel Services Corp. 133,600 4,491,632
176,549,481
Financials - 33.98%
1st Constitution Bancorp 33,000 781,110
1st Source Corp. 75,000 3,543,000
ACNB Corp. 5,000 140,000
Alerus Financial Corp. 3,000 89,640
Allegiance Bancshares,
Inc. 51,500 1,964,725
Amalgamated Financial
Corp. 87,600 1,385,832
A-Mark Precious Metals,
Inc. 5,000 300,100
Amerant Bancorp, Inc.* 79,394 1,964,208
American National
Bankshares, Inc. 25,000 826,000
AmeriServ Financial, Inc. 118,000 461,380
Ames National Corp. 1,008 23,446
Argo Group International
Holdings, Ltd. 97,484 5,090,614
Atlantic Capital
Bancshares, Inc.* 50,500 1,337,745
Axos Financial, Inc.* 139,510 7,190,345
Banc of California, Inc. 144,500 2,671,805
Banco Latinoamericano de
Comercio Exterior SA,
Class E 113,400 1,989,036

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Bank of Commerce
Holdings 73,041 $ 1,108,032
Bank of Marin Bancorp 12,247 462,324
Bank of NT Butterfield &
Son, Ltd. (The) 128,500 4,563,035
Bank of Princeton (The) 34,480 1,035,779
Bank7 Corp. 51,500 1,103,645
BankFinancial Corp. 59,912 687,790
Bankwell Financial Group,
Inc. 11,000 323,730
Banner Corp. 91,127 5,031,122
Bar Harbor Bankshares 50,966 1,429,596
BayCom Corp.* 913 16,982
BCB Bancorp, Inc. 60,400 891,504
Berkshire Hills Bancorp,
Inc. 134,801 3,636,931
Brookline Bancorp, Inc. 250,000 3,815,000
Bryn Mawr Bank Corp. 47,800 2,196,410
Business First Bancshares,
Inc. 65,000 1,520,350
Byline Bancorp, Inc. 120,800 2,966,848
C&F Financial Corp. 1,200 63,732
Cadence BanCorp 260,000 5,709,600
Camden National Corp. 31,600 1,513,640
Capital Bancorp, Inc. 36,500 878,190
Capital City Bank Group,
Inc. 31,000 766,940
Capstar Financial
Holdings, Inc. 55,000 1,168,200
CB Financial Services, Inc. 14,000 322,420
Central Pacific Financial
Corp. 20,000 513,600
Central Valley Community
Bancorp 55,000 1,182,500
Century Bancorp, Inc.,
Class A 5,000 576,200
Chemung Financial Corp. 19,500 883,350
Citizens Community
Bancorp, Inc. 43,000 597,700
Citizens, Inc.* 106,040 658,508
Civista Bancshares, Inc. 42,523 987,809
CNB Financial Corp. 41,900 1,019,846
Codorus Valley Bancorp,
Inc. 16,122 363,390
Community Bankers Trust
Corp. 63,800 725,406
Community Financial Corp.
(The) 12,500 460,875
Community Trust Bancorp,
Inc. 60,000 2,526,000
Community West
Bancshares 47,000 622,750
Industry Company Shares Value
Financials (continued)
ConnectOne Bancorp, Inc. 93,346 $ 2,801,313
Consumer Portfolio
Services, Inc.* 146,650 857,902
Cortland Bancorp 10,000 278,100
County Bancorp, Inc. 20,000 729,000
Cowen, Inc., Class A 89,100 3,057,021
Crawford & Co., Class A 60,000 538,200
CrossFirst Bankshares,
Inc.* 30,000 390,000
Curo Group Holdings
Corp. 60,600 1,050,198
Customers Bancorp, Inc.* 122,391 5,265,261
Dime Community
Bancshares, Inc. 106,116 3,465,749
Donegal Group, Inc.,
Class A 89,000 1,289,610
Donnelley Financial
Solutions, Inc.* 54,100 1,872,942
Eagle Bancorp Montana,
Inc. 13,800 308,706
Eagle Bancorp, Inc. 72,070 4,144,025
Elevate Credit, Inc.* 157,900 652,127
Emclaire Financial Corp. 1,200 31,788
Employers Holdings, Inc. 76,300 3,013,087
Encore Capital Group,
Inc.*+ 67,500 3,325,725
Enova International, Inc.* 90,407 3,123,562
Enterprise Bancorp, Inc. 29,475 1,059,626
Enterprise Financial
Services Corp. 106,191 4,808,328
Equity Bancshares, Inc.,
Class A 62,100 2,072,898
Esquire Financial Holdings,
Inc.* 22,000 630,520
ESSA Bancorp, Inc. 25,200 418,320
Evans Bancorp, Inc. 20,501 785,188
EZCORP, Inc., Class A* 33,900 256,623
Farmers National Banc
Corp. 70,950 1,114,625
Federal Agricultural
Mortgage Corp., Class C 16,600 1,801,432
FedNat Holding Co. 24,996 61,740
Financial Institutions, Inc. 53,400 1,636,710
First BanCorp Puerto Rico 520,600 6,845,890
First Bancorp/Southern
Pines NC 70,200 3,019,302
First Bancshares, Inc.
(The) 49,200 1,907,976
First Bank 55,000 774,950
First Busey Corp. 143,500 3,534,405
First Business Financial
Services, Inc. 26,400 757,944

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
First Capital, Inc. 35 $ 1,427
First Commonwealth
Financial Corp. 273,800 3,731,894
First Community
Bankshares, Inc. 4,579 145,246
First Financial Bancorp 200,000 4,682,000
First Financial Corp. 33,862 1,423,897
First Financial Northwest,
Inc. 42,882 701,978
First Guaranty Bancshares,
Inc. 24,974 501,228
First Internet Bancorp 6,600 205,788
First Merchants Corp. 128,100 5,359,704
First Mid Bancshares, Inc. 51,500 2,114,590
First Midwest Bancorp,
Inc. 266,400 5,064,264
First National Corp.+ 18,000 414,900
First Northwest Bancorp 12,000 210,720
First of Long Island Corp.
(The) 20,600 424,360
First United Corp. 21,876 406,894
First US Bancshares, Inc. 6,468 69,466
First Western Financial,
Inc.* 2,000 57,980
Flushing Financial Corp. 93,297 2,108,512
FNCB Bancorp, Inc. 10,400 86,320
Franklin Financial Services
Corp. 6,100 197,335
FS Bancorp, Inc. 1,500 51,915
FVCBankcorp, Inc.* 22,000 439,780
Genworth Financial, Inc.,
Class A* 1,300,000 4,875,000
Global Indemnity Group,
LLC, Class A 57,600 1,540,800
Great Southern Bancorp,
Inc. 10,000 548,100
Great Western Bancorp,
Inc. 98,300 3,218,342
Greenidge Generation
Holdings, Inc.* 8,625 220,283
Hallmark Financial
Services, Inc.* 45,000 164,250
Hanmi Financial Corp. 68,000 1,364,080
HarborOne Bancorp, Inc. 25,000 351,000
Hawthorn Bancshares, Inc. 26,262 608,228
HCI Group, Inc. 20,000 2,215,400
Heartland Financial USA,
Inc. 102,100 4,908,968
Hennessy Advisors, Inc.+ 7,000 67,340
Heritage Commerce Corp. 12,900 150,027
Heritage Financial Corp. 88,400 2,254,200
Industry Company Shares Value
Financials (continued)
Heritage Insurance
Holdings, Inc. 70,100 $ 477,381
HMN Financial, Inc.* 23,800 556,206
Home Bancorp, Inc. 30,494 1,179,508
HomeStreet, Inc. 61,100 2,514,265
Hope Bancorp, Inc. 280,800 4,054,752
Horace Mann Educators
Corp. 87,000 3,461,730
Horizon Bancorp, Inc. 177,667 3,228,209
Howard Bancorp, Inc.* 71,000 1,439,880
Independent Bank Corp. 49,600 1,065,408
Independent Bank Group,
Inc. 87,750 6,233,760
Investar Holding Corp. 40,000 880,800
James River Group
Holdings, Ltd. 77,200 2,912,756
Kingstone Cos., Inc. 45,300 299,886
Lakeland Bancorp, Inc. 125,850 2,218,735
Landmark Bancorp, Inc. 15,297 423,574
LCNB Corp. 45,500 802,620
LendingClub Corp.* 156,500 4,419,560
Limestone Bancorp, Inc.* 36,150 649,615
Logan Ridge Finance
Corp.* 2,800 71,960
Luther Burbank Corp. 183,197 2,456,672
Macatawa Bank Corp. 19,000 152,570
Malvern Bancorp, Inc.* 4,900 83,251
Manning & Napier, Inc. 262,875 2,400,049
Marlin Business Services
Corp. 23,580 524,183
Mercantile Bank Corp. 31,200 999,336
Merchants Bancorp 43,074 1,700,131
Meridian Bancorp, Inc. 40,000 830,400
Meridian Corp. 17,500 501,725
Meta Financial Group, Inc. 101,931 5,349,339
Metrocity Bankshares, Inc. 9,291 194,832
Metropolitan Bank Holding
Corp.* 21,400 1,804,020
Mid Penn Bancorp, Inc. 17,886 492,759
Middlefield Banc Corp. 34,000 818,380
Midland States Bancorp,
Inc. 98,700 2,440,851
MidWestOne Financial
Group, Inc. 41,460 1,250,434
Mr Cooper Group, Inc.* 211,966 8,726,640
MVB Financial Corp. 32,600 1,396,258
National Western Life
Group, Inc., Class A 11,314 2,382,615
Navient Corp. 450,000 8,878,500
NI Holdings, Inc.* 50,000 878,000
Nicholas Financial, Inc.* 43,400 533,820
Nicolet Bankshares, Inc.*+ 17,970 1,333,015

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
NMI Holdings, Inc.,
Class A* 264,900 $ 5,989,389
Northfield Bancorp, Inc. 55,000 943,800
Northrim BanCorp, Inc. 3,400 144,534
Northwest Bancshares,
Inc. 113,200 1,503,296
Oak Valley Bancorp 27,000 479,790
OceanFirst Financial Corp. 129,223 2,766,664
Ocwen Financial Corp.* 25,001 703,278
OFG Bancorp 120,000 3,026,400
Ohio Valley Banc Corp. 9,000 245,520
Old Point Financial Corp. 1,000 21,440
Old Second Bancorp, Inc. 85,550 1,117,283
OP Bancorp 91,900 942,894
Oportun Financial Corp.* 78,000 1,952,340
Oppenheimer Holdings,
Inc., Class A 39,493 1,788,638
Orrstown Financial
Services, Inc. 25,600 599,040
Ottawa Bancorp, Inc. 1,000 14,700
Pacific Mercantile
Bancorp* 47,086 433,662
Pacific Premier Bancorp,
Inc. 200,900 8,325,296
Parke Bancorp, Inc. 50,099 1,098,671
Pathfinder Bancorp, Inc. 3,000 48,900
Patriot National Bancorp,
Inc.* 10,000 104,900
PCB Bancorp 58,600 1,166,726
Peapack-Gladstone
Financial Corp. 49,894 1,664,464
Penns Woods Bancorp,
Inc. 15,034 357,208
Peoples Bancorp of North
Carolina, Inc. 24,017 681,843
Peoples Bancorp, Inc. 64,697 2,045,072
Peoples Financial Services
Corp. 22,900 1,043,553
Piper Sandler Cos. 35,500 4,915,330
Plumas Bancorp 2,000 62,660
PRA Group, Inc.* 50,000 2,107,000
Preferred Bank/Los
Angeles CA 36,600 2,440,488
Primis Financial Corp. 64,158 927,725
ProAssurance Corp. 124,000 2,948,720
Provident Bancorp, Inc. 54,600 874,692
Provident Financial
Holdings, Inc. 51,000 871,080
Provident Financial
Services, Inc. 167,731 3,936,647
QCR Holdings, Inc. 33,500 1,723,240
RBB Bancorp 65,883 1,660,910
Industry Company Shares Value
Financials (continued)
Regional Management
Corp. 56,100 $ 3,263,898
Renasant Corp. 145,780 5,255,369
Republic Bancorp, Inc.,
Class A 48,642 2,463,717
Republic First Bancorp,
Inc.* 130,000 400,400
Riverview Bancorp, Inc. 119,500 868,765
S&T Bancorp, Inc. 68,601 2,021,671
Safety Insurance Group,
Inc. 28,745 2,278,041
Salisbury Bancorp, Inc. 2,183 114,607
Sandy Spring Bancorp,
Inc. 86,900 3,981,758
SB Financial Group, Inc. 33,800 611,780
Security National Financial
Corp., Class A* 27,511 226,416
Select Bancorp, Inc.* 54,591 941,695
Severn Bancorp, Inc. 35,000 438,200
Shore Bancshares, Inc. 67,012 1,188,123
Sierra Bancorp 53,000 1,286,840
SiriusPoint, Ltd.* 340,300 3,151,178
SmartFinancial, Inc. 56,500 1,460,525
Sound Financial Bancorp,
Inc. 1,000 45,000
South Plains Financial, Inc. 50,000 1,219,000
Southern Missouri
Bancorp, Inc. 11,000 493,790
Spirit of Texas Bancshares,
Inc. 65,000 1,573,000
Stewart Information
Services Corp. 79,614 5,036,382
StoneX Group, Inc.* 52,014 3,427,723
Summit Financial Group,
Inc. 35,515 870,473
Summit State Bank 30,000 594,000
SuRo Capital Corp.+ 88,735 1,145,569
SVB Financial Group* 4,461 2,885,732
SWK Holdings Corp.* 4,500 81,765
TCG BDC, Inc. 50,000 670,500
Territorial Bancorp, Inc. 30,000 761,400
Timberland Bancorp, Inc. 25,500 738,225
Tiptree, Inc. 135,200 1,354,704
TriCo Bancshares 75,900 3,294,060
TriState Capital Holdings,
Inc.* 77,900 1,647,585
TrustCo Bank Corp. NY 36,680 1,172,660
Trustmark Corp. 130,000 4,188,600
United Bancorp, Inc. 17,000 243,950
United Bancshares, Inc. 1,000 30,500
United Fire Group, Inc. 63,800 1,473,780

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
United Insurance Holdings
Corp. 21,300 $ 77,319
Unity Bancorp, Inc. 43,867 1,026,488
Universal Insurance
Holdings, Inc. 86,316 1,125,561
Univest Financial Corp. 74,079 2,029,024
Velocity Financial, Inc.* 35,000 460,600
Veritex Holdings, Inc. 102,380 4,029,677
Walker & Dunlop, Inc. 71,475 8,112,413
Washington Federal, Inc. 140,000 4,803,400
Western New England
Bancorp, Inc. 95,000 810,350
World Acceptance Corp.* 20,100 3,810,558
434,538,678
Health Care - 1.82%
American Shared Hospital
Services* 8,500 23,460
Brookdale Senior Living,
Inc.* 561,000 3,534,300
CynergisTek, Inc.* 5,000 9,000
Five Star Senior Living,
Inc.* 116,200 508,956
FONAR Corp.* 30,500 471,530
Great Elm Group, Inc.* 19,000 43,130
Lannett Co., Inc.*+ 54,000 162,000
Magellan Health, Inc.* 26,700 2,524,485
National HealthCare Corp. 18,500 1,294,630
Owens & Minor, Inc. 188,500 5,898,165
Prestige Consumer
Healthcare, Inc.* 40,000 2,244,400
SunLink Health Systems,
Inc.* 3,500 9,100
Surgery Partners, Inc.* 44,041 1,864,696
Tivity Health, Inc.* 80,000 1,844,800
Triple-S Management
Corp.* 78,550 2,778,313
23,210,965
Industrials - 17.54%
Acacia Research Corp.* 196,000 1,330,840
ACCO Brands Corp. 275,300 2,364,827
Acme United Corp. 15,000 491,100
AeroCentury Corp.*+ 4,300 257,914
Air Transport Services
Group, Inc.* 105,000 2,710,050
Allegiant Travel Co.* 25,200 4,926,096
Apogee Enterprises, Inc. 19,400 732,544
ARC Document Solutions,
Inc. 131,500 387,925
ArcBest Corp. 69,500 5,683,015
Industry Company Shares Value
Industrials (continued)
Art's-Way Manufacturing
Co., Inc.* 15,000 $ 54,450
Atlas Air Worldwide
Holdings, Inc.* 75,700 6,183,176
Avalon Holdings Corp.,
Class A* 15,000 58,350
Avis Budget Group, Inc.*+ 69,500 8,097,445
BGSF, Inc. 18,000 230,220
Boise Cascade Co. 106,000 5,721,880
BrightView Holdings, Inc.* 257,800 3,805,128
Caesarstone, Ltd. 85,600 1,063,152
CAI International, Inc. 69,600 3,891,336
Chicago Rivet & Machine
Co. 1,000 26,870
CIRCOR International,
Inc.* 64,000 2,112,640
Civeo Corp.* 35,000 787,150
Commercial Vehicle
Group, Inc.* 38,300 362,318
CompX International, Inc. 1,000 20,780
Concrete Pumping
Holdings, Inc.* 130,000 1,110,200
Cornerstone Building
Brands, Inc.* 284,500 4,156,545
Costamare, Inc. 367,200 5,687,928
Covenant Logistics Group,
Inc.* 55,700 1,540,105
DLH Holdings Corp.* 83,500 1,027,050
DXP Enterprises, Inc.* 54,000 1,596,780
Eastern Co. (The) 19,601 493,161
EnPro Industries, Inc. 53,800 4,687,056
Fortress Transportation
and Infrastructure
Investors, LLC 203,599 5,167,343
Genco Shipping & Trading,
Ltd. 180,900 3,641,517
GMS, Inc.* 118,200 5,177,160
GP Strategies Corp.* 60,000 1,242,000
Granite Construction,
Inc.+ 27,900 1,103,445
Greenbrier Cos., Inc.
(The)+ 96,700 4,157,133
H&E Equipment Services,
Inc. 63,000 2,186,730
Heidrick & Struggles
International, Inc. 55,000 2,454,650
Herc Holdings, Inc.* 66,400 10,853,744
Herman Miller, Inc. 59,200 2,229,472
Hub Group, Inc., Class A* 20,000 1,375,000
Hudson Technologies, Inc.* 18,200 64,246
Huttig Building Products,
Inc.* 10,400 55,328

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
Hyster-Yale Materials
Handling, Inc. 34,600 $ 1,738,996
INNOVATE Corp.* 335,125 1,374,012
Interface, Inc. 153,500 2,325,525
KAR Auction Services,
Inc.*+ 200,000 3,278,000
Kelly Services, Inc.,
Class A 99,300 1,874,784
L B Foster Co., Class A* 35,700 552,993
Limbach Holdings, Inc.* 42,300 280,026
LS Starrett Co. (The),
Class A* 5,000 62,450
LSI Industries, Inc. 104,900 812,975
Lydall, Inc.* 59,500 3,694,355
Manitowoc Co., Inc. (The)* 100,000 2,142,000
Matthews International
Corp., Class A 75,000 2,601,750
Maxar Technologies, Inc. 168,000 4,757,760
Mayville Engineering Co.,
Inc.* 3,110 58,468
Mesa Air Group, Inc.* 87,900 673,314
Miller Industries, Inc. 34,400 1,170,976
Mistras Group, Inc.* 78,500 797,560
MRC Global, Inc.* 198,400 1,456,256
MYR Group, Inc.* 46,020 4,578,990
Navios Maritime Holdings,
Inc.* 18,102 86,346
NL Industries, Inc. 30,500 175,680
NN, Inc.* 133,000 698,250
Northwest Pipe Co.* 50,000 1,185,000
NOW, Inc.* 251,566 1,924,480
Orion Group Holdings,
Inc.* 173,222 942,328
P&F Industries, Inc.,
Class A* 696 4,614
PAM Transportation
Services, Inc.* 57,610 2,591,298
Pangaea Logistics
Solutions, Ltd. 111,200 561,560
Park-Ohio Holdings Corp. 52,515 1,340,183
Patriot Transportation
Holding, Inc. 7,500 89,025
Performant Financial Corp.* 175,000 693,000
Perma-Pipe International
Holdings, Inc.* 20,000 155,200
Powell Industries, Inc. 25,000 614,250
Preformed Line Products
Co. 16,375 1,065,030
Primoris Services Corp. 192,100 4,704,529
Quad/Graphics, Inc.* 84,000 357,000
Quanex Building Products
Corp. 75,000 1,605,750
Industry Company Shares Value
Industrials (continued)
Quest Resource Holding
Corp.* 41,500 $ 252,320
REV Group, Inc. 200,000 3,432,000
Rush Enterprises, Inc.,
Class A 112,900 5,098,564
Rush Enterprises, Inc.,
Class B 56,410 2,581,886
Safe Bulkers, Inc.* 357,100 1,846,207
SkyWest, Inc.* 80,000 3,947,200
Steelcase, Inc., Class A 350,000 4,438,000
Sterling Construction Co.,
Inc.* 100,000 2,267,000
Team, Inc.* 19,500 58,695
Terex Corp. 61,000 2,568,100
Textainer Group Holdings,
Ltd.* 168,900 5,896,299
Titan Machinery, Inc.* 95,100 2,464,041
TrueBlue, Inc.* 93,350 2,527,918
Tutor Perini Corp.* 133,900 1,738,022
Ultralife Corp.* 22,400 158,368
Universal Logistics
Holdings, Inc. 69,400 1,393,552
US Xpress Enterprises,
Inc., Class A*+ 195,000 1,682,850
USA Truck, Inc.* 45,000 687,600
Veritiv Corp.* 53,500 4,791,460
Volt Information Sciences,
Inc.* 14,200 50,410
VSE Corp. 10,160 489,407
Wabash National Corp. 148,900 2,252,857
WESCO International,
Inc.* 69,000 7,957,080
Willis Lease Finance
Corp.* 35,400 1,316,526
224,226,874
Information Technology - 3.62%
Alpha & Omega
Semiconductor, Ltd.* 74,544 2,338,445
AstroNova, Inc.* 5,000 75,250
Aviat Networks, Inc.* 14,890 489,286
Bel Fuse, Inc., Class B 24,500 304,535
Benchmark Electronics,
Inc. 81,000 2,163,510
BM Technologies, Inc.* 14,096 125,454
Communications Systems,
Inc.*+ 20,000 173,000
Computer Task Group,
Inc.* 50,000 399,000
Conduent, Inc.* 701,000 4,619,590
Daktronics, Inc.* 121,500 659,745
Eastman Kodak Co.*+ 163,181 1,111,263

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Ebix, Inc.+ 55,000 $ 1,481,150
Franklin Wireless Corp.* 32,000 232,640
Information Services
Group, Inc. 140,300 1,007,354
Kimball Electronics, Inc.* 87,600 2,257,452
NETGEAR, Inc.*+ 65,000 2,074,150
NetScout Systems, Inc.* 129,500 3,490,025
NetSol Technologies, Inc.* 48,100 220,298
Photronics, Inc.* 206,050 2,808,462
Ribbon Communications,
Inc.* 60,700 362,986
Richardson Electronics,
Ltd. 30,000 290,700
Sanmina Corp.* 145,100 5,592,154
ScanSource, Inc.* 72,100 2,508,359
StarTek, Inc.* 232,000 1,278,320
Steel Connect, Inc.* 65,000 131,950
Super Micro Computer,
Inc.* 5,425 198,392
Taitron Components, Inc.,
Class A 10,000 38,500
Trio-Tech International* 21,800 91,996
TTM Technologies, Inc.* 270,153 3,395,823
VirnetX Holding Corp.*+ 145,000 568,400
Wayside Technology
Group, Inc. 16,400 442,308
WidePoint Corp.* 19,000 99,750
Xperi Holding Corp. 281,800 5,309,112
46,339,359
Materials - 7.36%
Advanced Emissions
Solutions, Inc.* 42,075 268,859
AdvanSix, Inc.* 70,000 2,782,500
AgroFresh Solutions, Inc.* 148,300 320,329
Allegheny Technologies,
Inc.* 97,300 1,618,099
Alpha Metallurgical
Resources, Inc.* 56,000 2,788,240
American Vanguard Corp. 65,000 978,250
Ampco-Pittsburgh Corp.* 68,200 320,540
Caledonia Mining Corp.
PLC+ 9,200 111,320
Carpenter Technology
Corp. 140,000 4,583,600
Century Aluminum Co.* 300,000 4,035,000
Clearwater Paper Corp.* 57,000 2,184,810
Core Molding
Technologies, Inc.* 30,000 345,300
Domtar Corp.* 157,000 8,562,780
Ecovyst, Inc. 376,850 4,394,071
Industry Company Shares Value
Materials (continued)
Friedman Industries, Inc. 52,100 $ 620,511
FutureFuel Corp. 47,800 340,814
Glatfelter Corp. 147,400 2,078,340
Haynes International, Inc. 30,410 1,132,773
Intrepid Potash, Inc.* 42,356 1,308,800
Kaiser Aluminum Corp. 38,600 4,205,856
Koppers Holdings, Inc.* 40,000 1,250,400
Kraton Corp.* 85,150 3,886,246
Mercer International, Inc. 181,150 2,099,529
Minerals Technologies, Inc. 28,400 1,983,456
Olympic Steel, Inc. 37,000 901,320
Ramaco Resources, Inc.* 91,400 1,125,134
Rayonier Advanced
Materials, Inc.* 224,500 1,683,750
Resolute Forest Products,
Inc. 251,500 2,992,850
Ryerson Holding Corp. 115,000 2,561,050
Schnitzer Steel Industries,
Inc., Class A 92,800 4,065,568
SunCoke Energy, Inc. 209,700 1,316,916
Synalloy Corp.* 10,000 108,000
TimkenSteel Corp.* 173,700 2,271,996
Trecora Resources* 72,600 593,868
Tredegar Corp. 106,700 1,299,606
Tronox Holdings PLC,
Class A 362,185 8,927,860
United States Steel
Corp.+ 365,000 8,019,050
Universal Stainless & Alloy
Products, Inc.* 22,450 232,582
Valhi, Inc. 14,021 327,110
Verso Corp., Class A 101,800 2,112,350
Warrior Met Coal, Inc. 146,992 3,420,504
94,159,937
Real Estate - 1.07%
AMREP Corp.* 22,000 345,400
Newmark Group, Inc.,
Class A 481,000 6,883,110
Realogy Holdings Corp.*+ 370,600 6,500,324
13,728,834
TOTAL COMMON STOCKS - 99.85% 1,276,800,536
(Cost $774,609,543)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%***+ 221 5,465
TOTAL PREFERRED STOCK - 0.00% 5,465
(Cost $4,597)

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
.
Rights - 0.01%
Newstar Financial, Inc.,
CVR*
∆
# 120,000 $ —
Pan American Silver
Corp., CVR* 150,000 108,000
TOTAL RIGHTS - 0.01% 108,000
(Cost $44,719)
.
Warrants - 0.01%
Eagle Bulk Shipping, Inc.,
expiring 10/15/21* 3,317 116
Nabors Industries, Ltd.,
expiring 06/11/26* 7,920 46,253
TOTAL WARRANTS - 0.01% 46,369
(Cost $105,563)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.06%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 808,700
808,700
TOTAL MONEY MARKET FUND - 0.06% 808,700
(Cost $808,700)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 1.22%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01%
15,641,051
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 1.22% 15,641,051
(Cost $15,641,051)
TOTAL INVESTMENTS
-
101.15%
$ 1,293,410,121
(Cost $791,214,173)
Liabilities in Excess of Other Assets - (1.15%) (14,733,550)
NET ASSETS - 100.00% $ 1,278,676,571
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2021.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of September 30, 2021.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $0, which is
0.00% of total net assets.
+ This security or a portion of the security is out on loan as of
September 30, 2021. Total loaned securities had a value of
$63,854,222 as of September 30, 2021.
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 1,276,800,536 $ – $ – $ 1,276,800,536
Preferred
Stock 5,465 – – 5,465
Rights 108,000 – 0 108,000
Warrants 46,369 – – 46,369
Money Market
Fund – 808,700 – 808,700
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 15,641,051 – 15,641,051
TOTAL
$1,276,960,370 $16,449,751 $0 $1,293,410,121
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2021 $ 0
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2021 $ 0
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 09/30/2021 $ –